Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Resale and securities borrowing agreements, unfunded contractual commitments	$ 27,300	$ 17,500
Repurchase and securities lending agreements, unfunded contractual commitments	2,000	746
Purchase commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other commitment	$ 6,600	$ 9,200